Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 150	$ 150
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	139,232	4,880
Ordinary shares, shares outstanding (in Shares)	[1]	139,232	4,880

[1]	Giving retroactive effect to the 150 to 1 reverse share split on May 19, 2026, and the 25 to 1 reverse share split on November 7, 2025.